REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,099,404	$ 2,121,374
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,175,265	1,228,848
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	737,931	698,872
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	103,106	111,730
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,559	45,303
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	3,100	5,410
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	32,443	31,211
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,227,956	1,316,819
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	779,569	714,965
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	35,347	33,737
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,559	45,303
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 8,973	$ 10,550